Business Combinations - Fair Value of Consideration Transferred, PRA Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Fair value of cash consideration		$ 71,766	$ 0	$ 5,914,475
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Fair value of cash consideration	$ 5,308,646
Fair value of ordinary shares issued to acquiree stockholders	5,658,126
Fair value of replacement share-based awards issued to acquiree employees	209,399
Repayment of term loan obligations and accrued interest	865,800
Consideration transferred	12,041,971
Payments to settle debt obligations that existed prior to acquisition date	$ 401,600